Other obligations (Tables)	12 Months Ended
Dec. 31, 2023
Other obligations
Summary of other obligation

	2023			2022
	Non-			Non-
	Current	Current	Total	Current	Current	Total
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Payable to non-current asset suppliers	336	9,791	10,127	183	4,149	4,332
Guarantees and deposits	14	330	344	12	235	247
Contingent consideration	1,353	379	1,732	3,893	1,945	5,838
Tolling agreement liability	34,180	3,683	37,863	33,414	3,251	36,665
Total	35,883	14,183	50,066	37,502	9,580	47,082

Summary of roll-forward of lease obligation

2023
US$'000
Balance at January 1,	36,665
Additions	—
Disposals and other	—
Interest	3,484
Lease payments	(3,604)
Exchange differences	1,318
Balance at December 31,	37,863